Related Party Transaction and Balance	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transaction and Balance

9. Related Party Transaction and Balance

a. Nature of relationships with related parties

Name	Relationship with the Company
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang

b. Related parties transactions

		For the Years Ended March 31,
	Nature	2022	2021	2020
Zhong Yang Holdings Limited	Rental expenses	$54,510	$119,759	$118,776
Sunx Global Limited	Gross commission income	$315	$19,959	$1,808,799
Mr. Huaixi Yang	Gross commission income	$1,133	$-	$-
WSYQR Limited	Gross commission income	$10,602	$-	$-

c. Balance with related parties

	Nature	March 31, 2022	March 31, 2021
Mr. Huaixi Yang	Payable to customers - related parties	$3,378	$-
WSYQR Limited	Payable to customers - related parties	$65,398	$-
Sunx Global Limited	Payable to customers - related parties	$30,647	$-